Average Annual Total Returns - Eaton Vance Focused Global Opportunities Fund	MSCI World Index One Year	MSCI World Index Five Years	MSCI World Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date
Total	15.90%	12.18%	12.19%	7.32%	9.41%	9.42%	Dec. 14, 2021	7.24%	8.74%	8.75%	4.41%	7.56%	7.57%	13.88%	10.71%	10.71%	Dec. 17, 2015